Related Party Transactions (Tables)	3 Months Ended
Sep. 30, 2024
Related Party Transactions
Schedule of Compensation to Key Management

Compensation to key management is comprised of the following:

	Three months ended September 30,
	2024	2023
Management and director fees(1)	$595	$442
Separation benefits(2)	748	—
Share-based compensation	687	1,901
	$2,030	$2,343

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's interim condensed consolidated statement of comprehensive loss.
(2)
Separation benefits during the three months ended September 30, 2024 include severance payments to a former executive officer and a former member of the Company's board of directors.

Schedule of Receivables and Payables with Joint Venture

The balances of receivables and payables with the Company’s joint ventures as of the periods indicated, are as follows:

	September 30, 2024	June 30, 2024
Accounts receivable – unconsolidated affiliates	$1,677	$848
Accounts payable – unconsolidated affiliates	$4,000	$4,000